ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Jun. 30, 2014
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Income

	Unrealized Gains and Losses on Available- for-sale Securities	Unrealized Gains and Losses on Held-to- maturity Securities	Total
	(Dollars in Thousands - net of tax)

Balance - June 30, 2011	$(2)	$(1,825)	$(1,827)
Other comprehensive income (loss) before reclassifications	(6)	565	559
Amounts reclassified from accumulated other comprehensive loss	(3)	(114)	(117)

Net current-period other comprehensive income (loss)	(9)	451	442

Balance - June 30, 2012	(11)	(1,374)	(1,385)
Other comprehensive income before Reclassifications	119	549	668
Amounts reclassified from accumulated other comprehensive income (loss)	(30)	5	(25)

Net current-period other comprehensive income	89	554	643

Balance - June 30, 2013	78	(820)	(742)
Other comprehensive income before Reclassifications	52	229	281
Amounts reclassified from accumulated other comprehensive income	-	41	41

Net current-period other comprehensive income	52	270	322

Balance - June 30, 2014	$130	$(550)	$(420)

Schedule of Amounts Reclassified out of Accumulated Other Comprehensive Income

	Amount Reclassified from Accumulated Other Comprehensive Income
Details About Accumulated Other Comprehensive Income Components:	2014	2013	2012	Affected Line Item in the Statement Where Net Income is Presented
	(Dollars in Thousands)

Unrealized gains and losses on available-for-sale securities	$-	$(46)	$(4)	Investment security gains

	-	(46)	(4)	Total before tax
	-	(16)	(1)	Income tax expense

	-	(30)	(3)	Net of tax

Unrealized gains and losses on held-to-maturity securities	62	8	(172)	Gains recognized in comprehensive income

	62	8	(172)	Total before tax
	21	3	(58)	Income tax expense (benefit)

	41	5	(114)	Net of tax

Total reclassifications for the period	$41	$(25)	$(117)	Net of tax